Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Line Items]
Finite and indefinite lived intangible assets acquired	¥ 523,504
Acquired finite lived intangible assets subject to amortization	523,494
Aggregate amortization expense for intangible assets	109,452	¥ 123,450	¥ 121,634
Goodwill	768,552	530,492	522,538
Impairments	5,107
Pictures
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	¥ 145,484	¥ 144,412	138,153
Pictures | Production and Distribution
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill			0
Impairments			¥ 112,069